Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of the Reporting Date Warrant Liabilities (Details) - Warrant Liabilities [Member] - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	19,435,645	22,142,284
Warrant liabilities	€ 76,977	€ 119,580
Public warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	7,826,371	11,542,415
Warrant liabilities	€ 13,155	€ 39,997
Private warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	119,866	119,866
Warrant liabilities	€ 473	€ 734
Warrants relating to shareholder loans [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	10,373,336	10,480,003
Warrant liabilities	€ 56,733	€ 78,849
Warrants relating to capital increases [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	1,116,072
Warrant liabilities	€ 6,616